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                                [AUSA LETTERHEAD]






                                February 12, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      AUSA Life Insurance Company, Inc.
         AUSA Series Annuity Account B
         Janus Annuity - New York
         File Nos. 333-64650/811-10437

         CIK No. 0000933277

Dear Sir or Madam:

         On behalf of AUSA Life Insurance Company, Inc. ("AUSA") and the AUSA Series Annuity Account B (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable annuity contracts offered by AUSA through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-4 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on January 25, 2002 via EDGAR.

         Please do not hesitate to contact Compliance Supervisor Carrie Bekker, CLA, at (727)-299-1913 or me at (727)-299-1824 if you have any questions or concerns regarding this filing.

                                               Very truly yours,


                                               /s/ John K. Carter
                                               -------------------------------
                                               John K. Carter
                                               Vice President and Counsel

cc: Mary Jane Wilson-Bilik, Esq.
    Bonnie Howe, Esq.